Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)	The components of income tax expense (benefit) are as follows:
Years ended December 31,	2024	2023
Current:	$—	$—
Kingdom of Lesotho	—	—
Republic of Malta	—	—
United Kingdom	—	—
	$—	$—

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities have not been recognized for the following:

Years ended December 31,	2024	2023
Net loss before income taxes:	$(4,096,029)	$(32,275,070)
Statutory income tax rate	26.50%	26.50%

Income tax benefit	(1,085,448)	(8,552,894)
Non-deductible items	37,379	7,671,563
Non-taxable items	(371,570)	(759,559)
Foreign rate differential	9,859	1,630,735
Unrecognized loss carryforwards	1,409,780	10,155
	$—	$—

Schedule of Deferred Tax Assets

The Company has reconciled to the average statutory tax rate of the Kingdom of Lesotho (10%), the Republic of Malta (35%), the United Kingdom (25%), and the Republic of Portugal (21%).

At December 31,	2024	2023
Net operating loss before carryforwards	$—	$—
Unrecognized loss carryforwards	$—	$—